UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2008
                                               ----------------------------


Check here if Amendment [ ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         K.A. MacGuire & Company, LLC
Address:      381 Boston Post Road
              Darien, CT  06820



Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin MacGuire
Title:   President & CCO
Phone:   (203) 656-8177

Signature, Place, and Date of Signing:

/s/ Kevin MacGuire                    Darien, CT              October 20, 2008
------------------               -------------------          ----------------
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:              36
                                                 -------------

Form 13F Information Table Value Total:              $117,882
                                                 -------------
                                                  (thousands)

                          K.A. MacGuire & Company, LLC

                                    Form 13F
                                    9/30/2008

                                                                                                                 Voting Authority
                           Title of                        Value      Shrs or                 Investment         ----------------
Name of Issuer               Class          Cusip        (x$1000)     Prn Amt.   Shr/Prn      Discretion         Sole         None
--------------               -----          -----        --------     --------   -------      ----------         ----         ----
ALR Technologies              com         001630102            1       33,500      shr           sole           33,500            -
Abbott Laboratories           com         002824100        4,094       71,098      shr           sole           43,448       27,650
Automatic Data                com         053015103        5,131      120,025      shr           sole           64,625       55,400
Bank of New York              com         064058100          265        8,149      shr           sole            2,489        5,660
Baxter Int'l.                 com         071813109        6,202       94,500      shr           sole           47,100       47,400
Boeing Co.                    com         097023105        2,176       37,950      shr           sole           19,950       18,000
CVS Caremark                  com         126650100        5,052      150,090      shr           sole           82,390       67,700
Cameron Int'l.                com         13342B105        1,439       37,350      shr           sole           20,600       16,750
Capital One Financial         com         14040H105        3,750       73,525      shr           sole           34,475       39,050
Carnival Corp.                com         143658300        3,206       90,700      shr           sole           45,300       45,400
Comcast Corp.                 com         20030N101          471       24,000      shr           sole                -       24,000
Comcast Corp.                 com         20030N200        2,762      140,055      shr           sole           84,705       55,350
ConocoPhillips                com         20825C104          482        6,580      shr           sole            2,130        4,450
Credit Suisse                 com         H3698D419          379        8,528      shr           sole            8,528            -
Exxon Mobil                   com         30231G102       14,526      187,043      shr           sole           52,016      135,027
Factset Research              com         303075105        3,747       71,710      shr           sole           44,610       27,100
General Dynamics              com         369550108        4,327       58,780      shr           sole           36,530       22,250
Ishares S&P 100               com         464287101          318        6,000      shr           sole                -        6,000
Ishares Oil Equip & Ser       com         464288844          207        4,000      shr           sole                -        4,000
JP Morgan Chase               com         46625H100        5,263      112,697      shr           sole           69,697       43,000
Johnson & Johnson             com         478160104          408        5,884      shr           sole            5,884            -
Merck & Co.                   com         589331107        2,395       75,900      shr           sole           35,200       40,700
Morgan Stanley                com         617446448        1,803       78,390      shr           sole           42,090       36,300
Nabors Industries             com         G6359F103        4,884      196,000      shr           sole          120,700       75,300
The Pantry Inc                com         698657103        1,211       57,155      shr           sole           32,055       25,100
Pepsico Inc.                  com         713448108        4,520       63,425      shr           sole           32,425       31,000
Proctor & Gamble              com         742718109        6,583       94,465      shr           sole           52,475       41,990
SPDR 500 Tr.                  com         78462F103        3,597       31,010      shr           sole               10       31,000
SPDR Gold Tr.                 com         78463V107        7,010       82,400      shr           sole           38,600       43,800
SPDR Oil & Gas Tr.            com         78464A730          224        5,000      shr           sole                -        5,000
Schein, Henry                 com         806407102          269        5,000      shr           sole                -        5,000
Schlumberger, Ltd             com         806857108        6,867       87,943      shr           sole           51,743       36,200
3M Co.                        com         88579Y101        1,124       16,460      shr           sole                -       16,460
Tiffany & Co.                 com         886547108        3,575      100,650      shr           sole           47,250       53,400
United Technologies           com         913017109        4,435       73,850      shr           sole           38,550       35,300
Williams Cos.                 com         969457100        5,175      218,800      shr           sole          119,000       99,800